Combined Prospectus	Mar. 11, 2026 USD ($) shares
Combined Prospectus: 1
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share
Form Type	S-3
File Number	333-290676
Initial Effective Date	Dec. 01, 2025
Combined Prospectus: 2
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Preferred stock
Form Type	S-3
File Number	333-290676
Initial Effective Date	Dec. 01, 2025
Combined Prospectus: 3
Combined Prospectus Table
Rule 429	true
Security Type	Debt
Security Class Title	Debt Securities
Form Type	S-3
File Number	333-290676
Initial Effective Date	Dec. 01, 2025
Combined Prospectus: 4
Combined Prospectus Table
Rule 429	true
Security Type	Other
Security Class Title	Guarantees of Debt Securities
Form Type	S-3
File Number	333-290676
Initial Effective Date	Dec. 01, 2025
Combined Prospectus: 5
Combined Prospectus Table
Rule 429	true
Security Type	Other
Security Class Title	Rights
Form Type	S-3
File Number	333-290676
Initial Effective Date	Dec. 01, 2025
Combined Prospectus: 6
Combined Prospectus Table
Rule 429	true
Security Type	Other
Security Class Title	Warrants
Form Type	S-3
File Number	333-290676
Initial Effective Date	Dec. 01, 2025
Combined Prospectus: 7
Combined Prospectus Table
Rule 429	true
Security Type	Other
Security Class Title	Units
Form Type	S-3
File Number	333-290676
Initial Effective Date	Dec. 01, 2025
Combined Prospectus: 8
Combined Prospectus Table
Rule 429	true
Security Type	Other
Security Class Title	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price of Securities Previously Registered | $	$ 820,600,000.00
Form Type	S-3
File Number	333-290676
Initial Effective Date	Dec. 01, 2025
Combined Prospectus Note	Pursuant to Rule 429 under the Securities Act of 1933, as amended (the "Securities Act"), the prospectus, to which this exhibit is attached, is a combined prospectus (the "Combined Prospectus") relating to (i) the registration statement on Form S-3 (File No. 333-290676), originally filed with the Securities and Exchange Commission (the "SEC") on October 1, 2025 and subsequently declared effective on December 1, 2025 (as amended, the "Primary Registration Statement"), relating to such indeterminate number of common stock, par value $0.01 per share (the "Common Stock"), preferred stock, debt securities, guarantees of debt securities, rights, warrants and units of the registrant as shall have an aggregate initial offering price not to exceed US $1,000,000,000, of which US $820,600,000 remains unsold under the Primary Registration Statement and (ii) the registration statement on Form S-3 (File No. 333-292408), which became automatically effective upon filing on December 23, 2025 (the "Secondary Registration Statement"), relating to an aggregate of 5,233,957 shares of Common Stock, of which 4,142,089 shares remain unsold under the Secondary Registration Statement. This Combined Prospectus combines 7,003,813 shares of Common Stock from the Primary Registration Statement with 4,142,089 shares of Common Stock from the Secondary Registration Statement to enable an aggregate of 11,145,902 shares of Common Stock to be offered. The aggregate offering amount under the Primary Registration Statement will be up to $189,102,960.45, and the offering amount under the Secondary Registration Statement will be $111,836,403.00.
Combined Prospectus: 9
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount of Securities Previously Registered | shares	4,142,089
Form Type	S-3
File Number	333-292408
Initial Effective Date	Dec. 23, 2025
Combined Prospectus Note	Pursuant to Rule 429 under the Securities Act of 1933, as amended (the "Securities Act"), the prospectus, to which this exhibit is attached, is a combined prospectus (the "Combined Prospectus") relating to (i) the registration statement on Form S-3 (File No. 333-290676), originally filed with the Securities and Exchange Commission (the "SEC") on October 1, 2025 and subsequently declared effective on December 1, 2025 (as amended, the "Primary Registration Statement"), relating to such indeterminate number of common stock, par value $0.01 per share (the "Common Stock"), preferred stock, debt securities, guarantees of debt securities, rights, warrants and units of the registrant as shall have an aggregate initial offering price not to exceed US $1,000,000,000, of which US $820,600,000 remains unsold under the Primary Registration Statement and (ii) the registration statement on Form S-3 (File No. 333-292408), which became automatically effective upon filing on December 23, 2025 (the "Secondary Registration Statement"), relating to an aggregate of 5,233,957 shares of Common Stock, of which 4,142,089 shares remain unsold under the Secondary Registration Statement. This Combined Prospectus combines 7,003,813 shares of Common Stock from the Primary Registration Statement with 4,142,089 shares of Common Stock from the Secondary Registration Statement to enable an aggregate of 11,145,902 shares of Common Stock to be offered. The aggregate offering amount under the Primary Registration Statement will be up to $189,102,960.45, and the offering amount under the Secondary Registration Statement will be $111,836,403.00.